GOODWILL AND INTANGIBLES (Schedule of Estimated Amortization Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
GOODWILL [Abstract]
2023	$ 2,662
2024	2,662
2025	2,427
2026	224
2027 and on	842
Total	$ 8,817	$ 9,627